Share Capital	6 Months Ended
Jun. 30, 2026
Share Capital [Abstract]
SHARE CAPITAL
16	SHARE CAPITAL

	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of December 31, 2025 (Audited)	As of June 30, 2026 (Unaudited)	As of June 30, 2026 (Unaudited)
Paid up capital:	Number of ordinary shares – Class A and Class B Shares(6)		RM	RM	Convenience Translation USD
At beginning of year/period	17,665,289	330,337	7,425,257	28,941,506	7,097,856
Issuance of share capital (1)	—	—	—	—	—
Issuance of share capital (2)	—	—	—	—	—
Transaction costs of share issue	—	—	—	—	—
Issuance of share capital (3)	—	—	—	—	—
Issuance of share capital (4)	1,750,000	—	—	—	—
Issuance of share capital (5)	13,618,411	—	21,516,249	—	—
Issuance of share capital (7)	—	9,735,870	—	11,775,311	2,887,875
Share combination (8)	(32,703,363)	(8,334,471)	—	—	—
At end of year/period	330,337	1,731,736	28,941,506	40,716,817	9,985,731

As of December 31, 2023, the Company has authorized 15,700,000 ordinary shares at USD 0.001. The paid up ordinary shares has no par value and carry one vote per share and carry a right to dividends as and when declared by the Company.

(1)	On October 24, 2024, 1,218,750 ordinary shares were issued in our initial public offering at USD 4.00 per ordinary share, before deduction the discounts and expenses.

(2)	On October 31, 2024, 2,813 ordinary shares were issued in our underwriters’ partial exercise of the over-allotment option, at USD 4.00 per ordinary share, before deduction the discounts and expenses.

(3)

On December 31, 2024, 743,726 ordinary shares were issued to CNP Equity Limited pursuant to the exercise of warrant as consideration for certain professional consulting service relating to the initial offering rendered to the Company.

(4)

On May 30, 2025, the Company issued 1,750,000 shares of the Company’s Class A Common Stock as part of the Securities Purchase Agreement. The issued shares serve as the commitment shares of the agreement.

(5)	Pursuant to the Securities Purchase Agreement dated April 22, 2025, between Avondale Capital, LLC and the Company, Avondale elected to convert a portion of its convertible securities into redemption conversion shares. On June 23, 2025, 785,171 ordinary shares were issued to Avondale, amount of USD 610,000 at a price of USD 0.7769 per share.

(6)

On July 16, 2025, the Company amended and restated memorandum and articles of association to include a dual class share structure and the creation of two new classes of shares, being A (Class A Shares) and B (Class B Shares), both with no par value which rank pari passu as to distributions (including on a liquidation), and provide for enhanced voting rights at a rate of twenty-to-one in favour of the Class B Shares. The share designations state that the 2,000,000 Ordinary Shares registered in the name of Mr. Lee Seng Chi and Reservoir Link Energy Bhd shall be redesignated as Class B Shares and the remaining Ordinary Shares in issue shall be redesignated as Class A Shares.

(7)

Pursuant to the Securities Purchase Agreement dated December 11, 2025, between Streeterville Capital, LLC and the Company, Streeterville elected to convert a portion of its convertible securities into redemption conversion shares. On June 30, 2026, 1,040,186 ordinary shares were issued to Streeterville, amount of USD 2,046,000 at a price of USD 1.9670 per share.

(8)	On February 10, 2026, the authorised, issued, and outstanding shares of the Founder Group Limited were combined on a 100 for 1 ratio (the “Share Combination”) with the marketplace. As a result of the Share Combination, each 100 ordinary shares outstanding will automatically combine and convert to one issued and outstanding ordinary share without any action on the part of the shareholders.